Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits
Non-interest-bearing demand deposits	SFr 5,259	SFr 6,316
Interest-bearing demand deposits	200,193	186,704
Savings deposits	68,501	71,533
Time deposits	137,831	142,791
Total deposits	411,784	407,344
of which due to banks	18,965	16,423
of which customer deposits	392,819	390,921
Overdrawn deposits not included in total deposits, reclassified as loans	86	106
Time Deposits, uninsured	128,526	136,687
Foreign
Deposits
Non-interest-bearing demand deposits	2,556	3,085
Interest-bearing demand deposits	47,200	41,995
Savings deposits	8,474	8,764
Time deposits	102,229	115,927
Total deposits	160,459	169,771
Switzerland
Deposits
Non-interest-bearing demand deposits	2,703	3,231
Interest-bearing demand deposits	152,993	144,709
Savings deposits	60,027	62,769
Time deposits	35,602	26,864
Total deposits	251,325	237,573
Bank
Deposits
Non-interest-bearing demand deposits	5,260	6,328
Interest-bearing demand deposits	201,026	187,468
Savings deposits	68,501	71,533
Time deposits	138,014	143,130
Total deposits	412,801	408,459
of which due to banks	18,960	16,420
of which customer deposits	393,841	392,039
Overdrawn deposits not included in total deposits, reclassified as loans	86	106
Time Deposits, uninsured	128,714	136,687
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	2,557	3,097
Interest-bearing demand deposits	47,415	42,172
Savings deposits	8,474	8,764
Time deposits	102,239	115,942
Total deposits	160,685	169,975
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	2,703	3,231
Interest-bearing demand deposits	153,611	145,296
Savings deposits	60,027	62,769
Time deposits	35,775	27,188
Total deposits	SFr 252,116	SFr 238,484